Details of Significant Accounts - Income tax, schedule of income tax expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Current income tax:
Current tax expense recognized for the current period	$ 903	$ 536
Tax on undistributed surplus earnings	129	72
Prior year income tax underestimation	28	256
Total current tax	1,060	864
Deferred income tax:
Origination and reversal of temporary differences	(183)	(222)
Total deferred income tax	(183)	(222)
Income tax expense	$ 877	$ 642